Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Schedule of revenue from contract with customers

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Goods sold	1,143,820	652,187	273,938

Total revenue from contracts with customers	1,143,820	652,187	273,938

Recognized at a point in time	1,143,820	652,187	273,938

Schedule of revenue through different channels

Type of products	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Revenues from Crude oil sales	1,067,997	593,060	236,596
Revenues from Natural gas sales	70,237	54,301	33,575
Revenues from LPG sales	5,586	4,826	3,767

Total revenue from contracts with customers	1,143,820	652,187	273,938

Distribution channels	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Exports from Crude oil	559,563	182,156	94,924
Refineries	508,434	410,904	141,672
Industries	20,093	17,320	17,491
Retail Natural gas distribution companies	18,829	18,351	13,809
Natural gas for electric power generation	16,210	18,461	2,275
Exports from Natural gas	15,105	169	—
LPG sales	5,586	4,826	3,767

Total revenue from contracts with customers	1,143,820	652,187	273,938